MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale marketable securities
Amortized Cost	$ 1,220	$ 13,608
Gross Unrealized Gains	4,784	6,996
Gross Unrealized Losses	0	0
Marketable securities	6,004	20,604
Total debt securities
Available-for-sale marketable securities
Amortized Cost	1,004	13,608
Gross Unrealized Gains	4	19
Gross Unrealized Losses	0	0
Marketable securities	1,008	13,627
Corporate debt security
Available-for-sale marketable securities
Amortized Cost	1,004	13,608
Gross Unrealized Gains	4	19
Gross Unrealized Losses	0	0
Marketable securities	1,008	13,627
Marketable equity security
Available-for-sale marketable securities
Amortized Cost	216	0
Gross Unrealized Gains	4,780	6,977
Gross Unrealized Losses	0	0
Marketable securities	$ 4,996	$ 6,977